28. Income tax / deferred tax (Details 3) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Income Tax Deferred Tax
Provision of income tax payable	$ 2,904,191	$ 1,713,587
Tax withholdings	(934,780)	(764,324)
Total income tax payable	$ 1,969,411	$ 949,263